UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating

            Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)		9,175	$13,786
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)(b)		6,139	—
Internet Software & Services — 0.1%
New Holdings LLC (a)		350	128,206
Metals & Mining — 0.0%
AFGlobal Corp. (b)		832	25,838
Specialty Retail — 0.0%
Things Remembered, Inc. (a)(b)		551,036	6
Total Common Stocks — 0.1%			167,836

Asset-Backed Securities (d)	Par (000)
ALM Loan Funding, Series 2012-5A, Class BR, (3 mo. LIBOR US + 3.000%), 4.16%, 10/18/26 (c)	USD	310	311,015
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.700%), 4.00%, 10/15/28 (c)		250	252,527
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.450%), 4.76%, 7/28/26 (c)		463	465,004
ALM XVII Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.150%), 5.45%, 1/15/28 (c)		250	252,567
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.200%), 5.42%, 12/09/26 (c)		250	253,791
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 3.17%, 12/05/25 (c)		300	302,488
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.600%), 4.90%, 10/15/26 (c)		500	500,881
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, (3 mo. LIBOR US + 4.000%), 5.18%, 2/14/25 (c)		250	250,036
CIFC Funding Ltd. (c):
Series 2013-1A, Class A2, (3 mo. LIBOR US + 1.900%), 3.20%, 4/16/25		290	290,087
Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.250%), 3.44%, 5/24/26		275	275,342

Asset-Backed Securities	Par (000)		Value
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.200%), 3.38%, 4/20/29 (c)	USD	250	$250,187
Grippen Park CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.300%), 3.55%, 1/20/30 (c)		250	250,142
Highbridge Loan Management Ltd., Series 2015-7A, Class C, (3 mo. LIBOR US + 3.380%), 4.56%, 11/15/26 (c)		250	251,056
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27		750	489,875
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.650%), 3.95%, 4/15/26 (c)		250	250,174
Symphony CLO Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.800%), 6.10%, 4/15/28 (c)		250	253,903
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.200%), 3.52%, 12/21/29 (c)		250	252,393
Treman Park CLO LLC, Series 2015-1A, Class D, (3 mo. LIBOR US + 3.860%), 5.17%, 4/20/27 (c)		700	701,407
Voya CLO 2013-3 Ltd., Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.80%, 1/18/26 (c)		250	250,056
Webster Park CLO Ltd., Series 2015-1A (c):
Class B1, (3 mo. LIBOR US + 3.100%), 4.41%, 1/20/27		250	250,320
Class C, (3 mo. LIBOR US + 4.050%), 5.36%, 1/20/27		250	252,514
Total Asset-Backed Securities — 1.9%			6,605,765

Corporate Bonds
Airlines — 0.4%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,624,974
Capital Markets — 0.3%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (d)		941	970,452

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds	Par (000)		Value
Chemicals — 0.2%
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	665	$666,662
Commercial Services & Supplies — 0.1%
ADT Corp., 4.13%, 6/15/23		172	173,935
Communications Equipment — 0.2%
Avaya, Inc., 7.00%, 4/01/19 (a)(d)(e)		827	682,275
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/01/31		150	186,188
Containers & Packaging — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (d)		200	220,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (3 mo. LIBOR US + 3.500%), 4.80%, 7/15/21 (c)(d)		3,125	3,191,406

			3,412,156
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (d)		175	195,125
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
(6 mo. LIBOR US + 3.500%), 4.94%, 1/15/18 (c)		607	608,517
6.13%, 1/15/21		337	346,268

			954,785
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (a)(b)(d)(e)		654	—
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21 (d)		330	334,950
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 5.13%, 8/01/21		945	950,906
HCA, Inc., 5.25%, 6/15/26		200	216,500
New Amethyst Corp., 6.25%, 12/01/24 (d)		159	171,323
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (d)		45	48,375

			1,387,104

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 0.2%
Scientific Games International, Inc., 7.00%, 1/01/22 (d)	USD	710	$756,150
Household Durables — 0.0%
Berkline Benchcraft LLC, 4.50%, 6/01/18 (b)(e)		400	—
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		925	970,094
Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25 (d)		175	183,313
IT Services — 0.0%
Millennium Corp., 0.00%, 12/31/49 (b)		1,921	—
Media — 1.2%
Altice Financing SA (d):
6.63%, 2/15/23		335	354,891
7.50%, 5/15/26		525	582,120
Altice US Finance I Corp., 5.50%, 5/15/26 (d)		200	212,000
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		175	176,313
CSC Holdings LLC, 10.88%, 10/15/25 (d)		335	417,912
SFR Group SA (d):
6.00%, 5/15/22		512	535,670
6.25%, 5/15/24		630	665,437
7.38%, 5/01/26		1,130	1,223,225
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (d)		200	208,000

			4,375,568
Metals & Mining — 1.3%
Constellium NV, 6.63%, 3/01/25 (d)		250	250,000
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		1,238	1,236,452
3.10%, 3/15/20		725	720,469
3.88%, 3/15/23		375	362,344
Novelis Corp., 6.25%, 8/15/24 (d)		545	583,259
Teck Resources Ltd.:
4.50%, 1/15/21		514	533,918
3.75%, 2/01/23		783	789,851

			4,476,293
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		415	475,175
CONSOL Energy, Inc., 5.88%, 4/15/22		1,385	1,391,059

2	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (d)	USD	615	$616,537
Halcon Resources Corp., 6.75%, 2/15/25 (d)		723	737,236
MEG Energy Corp., 6.50%, 1/15/25 (d)		1,144	1,106,820
NGPL PipeCo LLC (d):
7.12%, 12/15/17		234	238,095
4.38%, 8/15/22 (f)		365	375,494
4.88%, 8/15/27 (f)		260	267,475

			5,207,891
Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24		500	543,750
Software — 0.1%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)		320	368,000
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 8/15/20		200	218,500
Total Corporate Bonds — 8.1%			27,688,165

Floating Rate Loan Interests
Aerospace & Defense — 2.1%
DAE Aviation Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 4.75%, 7/07/22 (b)(g)		315	315,788
Engility Corp. (g):
Term Loan B1, (1 mo. LIBOR US + 3.25%), 4.48%, 8/12/20		204	204,772
Term Loan B2, (PRIME + 2.75%), 4.98%, 8/12/23		375	379,064
GTCR Valor Companies, Inc., USD 2017 Term Loan B1, (1 mo. LIBOR US + 4.50%), 4.50%, 6/20/23 (g)		1,130	1,138,475
TransDigm, Inc. (g):
2015 Term Loan E, (1 mo. LIBOR US + 3%), 4.23%, 5/14/22		497	499,403
2016 Extended Term Loan F, (1 mo. LIBOR US + 3%), 4.23%, 6/09/23		3,925	3,942,837
Term Loan D, (1 mo. LIBOR US + 3%), 4.30%, 6/04/21		695	697,994

			7,178,333

Floating Rate Loan Interests	Par (000)		Value
Air Freight & Logistics — 1.6%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, (1 mo. LIBOR US + 2.75%), 3.98%, 3/20/22 (g)	USD	3,865	$3,862,131
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR US + 5.30361%), 6.50%, 3/19/21 (g)		447	410,358
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR US + 5.5%), 6.81%, 3/19/21 (g)		456	425,147
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR US + 5.5%), 6.81%, 3/19/21 (g)		81	75,628
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR US + 5.5%), 6.81%, 3/19/21 (g)		607	566,224

			5,339,488
Airlines — 0.1%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR US + 1.23%), 2.65%, 9/10/18 (b)(g)		217	214,607
Auto Components — 1.0%
Anchor Glass Container Corp., 2016 2nd Lien Term Loan, (1 mo. LIBOR US + 7.75%), 8.97%, 12/07/24 (g)		240	243,000
Dayco Products LLC, 2017 Term Loan B, (1 mo. LIBOR US + 5%), 6.23%, 5/19/23 (b)(g)		640	641,600
FPC Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4%), 5.30%, 11/19/19 (g)		587	580,619
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, (1 mo. LIBOR US + 2%), 3.23%, 4/30/19		374	375,505
GPX International Tire Corp., Term Loan 4/11/12 (a)(b)(e):
12.25%, 12/31/49		274	–
PIK, 13.00%, 3/30/12 (e)(h)		5	–
TKC Holdings, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR US + 8%), 9.23%, 2/01/24 (g)		811	811,000
USI, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.18%, 5/16/24 (g)		800	797,504

			3,449,228

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Automobiles — 0.3%
CH Hold Corp. (g):
1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 2/01/24	USD	723	$727,316
2nd Lien Term Loan, (1 mo. LIBOR US + 7.25%), 8.48%, 2/01/25		150	153,563
Delayed Draw Term Loan B, (1 mo. LIBOR US + 3%), 4.15%, 2/01/24		70	70,493

			951,372
Building Materials — 0.4%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR US + 3.75%), 5.05%, 7/28/22 (g)		904	905,318
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (3 mo. LIBOR US + 8.5%), 9.81%, 7/28/23 (g)		395	394,012

			1,299,330
Building Products — 1.5%
Continental Building Products LLC, 2017 Term Loan B, (3 mo. LIBOR US + 2.5%), 3.80%, 8/18/23 (g)		682	683,656
CPG International Inc., 2017 Term Loan, (3 mo. LIBOR US + 3.75%), 5.05%, 5/03/24 (g)		1,198	1,211,683
Jeld-Wen, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 7/01/22 (g)		1,090	1,100,790
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR US + 3%), 4.30%, 2/01/21 (g)		560	562,414
Wilsonart LLC, 2016 Term Loan, (3 mo. LIBOR US + 3.5%), 4.80%, 12/19/23 (g)		1,632	1,644,758

			5,203,301
Capital Markets — 1.8%
Fortress Investment Group LLC, 2017 Term Loan B, (1 mo. LIBOR US + 1.38%), 2.68%, 6/14/22 (g)		900	910,692
Patheon Holdings I BV, 2017 USD Term Loan, (2 mo. LIBOR US + 3.25%), 4.50%, 4/20/24		3,717	3,725,277
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR US + 2%), 3.30%, 3/27/23 (g)		1,675	1,682,330

			6,318,299
Chemicals — 3.9%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR US + 3%), 4.30%, 1/31/24 (g)		630	635,513

Floating Rate Loan Interests	Par (000)		Value
Chemicals (continued)
Axalta Coating Systems US Holdings Inc., Term Loan, (3 mo. LIBOR US + 2%), 3.30%, 6/01/24 (g)	USD	1,460	$1,465,621
CeramTec Acquisition Corp., Term Loan B2, (3 mo. LIBOR US + 2.75%), 3.95%, 8/30/20 (g)		69	69,574
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 4.48%, 5/16/24 (g)		895	898,634
Chemours Company (The), 2017 Term Loan B, (3 mo. LIBOR US + 2.5%), 3.73%, 5/12/22 (g)		559	562,990
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3.5%), 4.71%, 6/01/24 (g)		380	385,092
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR US + 3.75%), 5.06%, 7/09/19		181	170,771
Huntsman International LLC, Term Loan B2, (1 mo. LIBOR US + 3%), 4.23%, 4/01/23 (g)		1,344	1,350,054
MacDermid, Inc. (g):
Term Loan B5, (1 mo. LIBOR US + 3.5%), 4.73%, 6/07/20		1,174	1,181,376
Term Loan B6, (1 mo. LIBOR US + 3%), 4.23%, 6/07/23		865	869,269
OXEA Finance LLC, Term Loan B2, (1 mo. LIBOR US + 3.25%), 4.47%, 1/15/20 (g)		1,768	1,751,037
PQ Corp., 2016 Term Loan, (3 mo. LIBOR US + 4.25%), 5.56%, 11/04/22 (g)		849	851,840
Royal Holdings, Inc. (g):
2015 2nd Lien Term Loan, (3 mo. LIBOR US + 7.5%), 8.79%, 6/19/23 (b)		157	156,848
2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.55%, 6/19/22		683	688,839
Solenis International LP (g):
1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.45%, 7/31/21		913	918,069
2nd Lien Term Loan, (3 mo. LIBOR US + 6.75%), 7.95%, 7/31/22		1,055	1,056,319

4	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR US + 2.75%), 4.06%, 8/07/20 (g)	USD	254	$253,592

			13,265,438
Commercial Services & Supplies — 6.9%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR US + 2.75%), 3.94%, 11/10/23 (g)		2,013	2,028,744
Asurion LLC (g):
2017 2nd Lien Term Loan, (1 mo. LIBOR US +3.25%), 4.48%, 7/11/25		350	358,641
2017 Term Loan B5, (1 mo. LIBOR US + 3%), 4.23%, 11/03/23		2,194	2,210,690
Term Loan B4, (1 mo. LIBOR US + 3.25%), 4.48%, 8/04/22		1,218	1,221,741
Camelot UK Holdco Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 10/03/23 (g)		2,390	2,415,810
Casella Waste Systems, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 10/17/23 (b)(g)		577	581,428
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 5/20/21 (g)		2,247	2,261,198
Clean Harbors Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2%), 3.23%, 6/27/24 (g)		405	406,349
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 2/15/24 (g)		1,274	1,282,617
Dealer Tire LLC, 2016 Term Loan B, (3 mo. LIBOR US + 3.75%), 5.06%, 12/22/21 (b)(g)		634	642,998
Employbridge LLC, Exit Term Loan, (3 mo. LIBOR US + 6.5%), 7.80%, 5/16/20 (g)		228	212,893
Garda World Security Corp., 2017 Term Loan, (PRIME + 3%), 7.25%, 5/24/24 (g)		568	574,873
GCA Services Group, Inc., 2016 Term Loan, (1 mo. LIBOR US + 4.75%), 5.98%, 3/01/23 (g)		1,146	1,149,321
Harland Clarke Holdings Corp., Term Loan B6, (3 mo. LIBOR US + 5.5%), 6.80%, 2/09/22 (g)		651	653,249
KAR Auction Services, Inc. (g):
Term Loan B4, (3 mo. LIBOR US + 2.25%), 3.56%, 3/11/21		531	533,421

Floating Rate Loan Interests	Par (000)		Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc. (g) (continued):
Term Loan B5, (3 mo. LIBOR US + 2.5%), 3.81%, 3/09/23	USD	835	$839,807
Livingston International, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.25%), 5.55%, 4/18/19 (g)		603	570,024
Packers Holdings LLC, Term Loan B, (3 mo. LIBOR US + 3.5%), 4.73%, 12/02/21 (b)(g)		943	949,938
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 3.98%, 5/02/22 (g)		1,429	1,436,270
TruGreen Limited Partnership, 1st Lien Term Loan B, (1 mo. LIBOR US + 5.5%), 6.72%, 4/13/23 (b)(g)		624	626,818
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR US + 5%), 6.30%, 7/14/23 (g)		1,486	1,494,980
Waste Industries USA, Inc., 2016 Term Loan, (1 mo. LIBOR US + 2.75%), 3.98%, 2/27/20 (g)		1,238	1,243,181

			23,694,991
Communications Equipment — 1.1%
Applied Systems, Inc. (g):
1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 1/25/21		558	562,437
2nd Lien Term Loan, (3 mo. LIBOR US + 6.5%), 7.80%, 1/24/22		227	229,976
Avaya, Inc.:
DIP Term Loan, (3 mo. LIBOR US + 7.5%), 8.72%, 1/24/18 (g)		35	35,924
Term Loan B7, 0.00%, 5/29/20 (e)		153	124,590
Colorado Buyer, Inc., Term Loan B, (3 mo. LIBOR US + 3%), 4.17%, 5/01/24 (g)		1,060	1,069,275
CommScope, Inc., Term Loan B5, (3 mo. LIBOR US + 2%), 3.30%, 12/29/22 (g)		491	492,962
Riverbed Technology, Inc., 2016 Term Loan, (1 mo. LIBOR US + 3.25%), 4.49%, 4/24/22 (g)		527	519,355

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Communications Equipment (continued)
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US +4.25%), 5.00%, 8/25/24 (g)	USD	715	$721,792

			3,756,311
Construction & Engineering — 1.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US + 4.25%), 5.56%, 6/21/24 (g)		3,966	3,995,745
CNT Holdings III Corp., 2017 Term Loan, (2 mo. LIBOR US + 3.25%), 4.51%, 1/22/23 (g)		820	820,681
Pike Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 4.99%, 3/10/24 (b)(g)		254	257,860
USIC Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3.5%), 4.92%, 12/08/23 (g)		570	573,930

			5,648,216
Construction Materials — 1.0%
Filtration Group Corp., 1st Lien Term Loan, (2 mo. LIBOR US + 3%), 4.26%, 11/21/20 (g)		2,140	2,157,966
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.31%, 4/01/23 (g)		1,367	1,371,355

			3,529,321
Containers & Packaging — 1.7%
Anchor Glass Container Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 4.06%, 12/07/23 (g)		323	324,934
Berlin Packaging LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.48%, 10/01/21 (g)		361	362,394
Berry Plastics Group, Inc., Term Loan I, (1 mo. LIBOR US + 2.5%), 3.73%, 10/01/22 (g)		3,102	3,115,544
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 4.47%, 4/03/24 (g)		1,103	1,108,515
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 12/29/23 (g)		728	732,078
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US + 4%), 5.18%, 11/18/23 (g)		304	307,825

			5,951,290

Floating Rate Loan Interests	Par (000)		Value
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.73%, 10/31/23 (g)	USD	1,617	$1,624,765
American Tire Distributors Holdings, Inc., 2015 Term Loan, (1 mo. LIBOR US + 4.25%), 5.48%, 9/01/21 (g)		567	572,189

			2,196,954
Diversified Consumer Services — 4.7%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR US +3.50%), 4.50%, 12/13/23 (g)		1,290	1,294,838
Ascend Learning LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.53%, 7/05/22 (g)		515	519,022
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 11/07/23 (g)		2,005	2,016,761
Equian LLC (g):
Term Loan B, (3 mo. LIBOR US + 3.75%), 4.93%, 5/20/24		800	809,504
Delayed Draw Term Loan, (3 mo. LIBOR US + 4.95%), 5.01%, 5/20/24		123	124,539
J.D. Power and Associates, 1st Lien Term Loan, (3 mo. LIBOR US + 4.25%), 5.55%, 9/07/23 (g)		864	866,310
Serta Simmons Bedding LLC (g):
1st Lien Term Loan, (3 mo. LIBOR US + 3.5%), 4.80%, 11/08/23		3,075	3,079,319
2nd Lien Term Loan, (3 mo. LIBOR US + 8%), 9.18%, 11/08/24		1,030	1,026,992
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.73%, 11/08/23 (g)		2,562	2,573,655
Spin Holdco Inc., 2017 Term Loan B, (1 mo. LIBOR US + 3.75%), 4.98%, 11/14/22 (g)		721	721,399
Wand Intermediate I LP, 2017 1st Lien Term Loan, (3 mo. LIBOR US + 3%), 4.20%, 9/17/21 (g)		788	793,319
Weight Watchers International, Inc., Term Loan B2, (1 mo. LIBOR US + 3.25%), 4.48%, 4/02/20 (g)		2,295	2,248,555

			16,074,213
Diversified Financial Services — 1.9%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 4/04/24 (g)		1,631	1,642,883

6	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Diversified Financial Services (continued)
Diamond (BC) BV, Term Loan, (1 mo. LIBOR US +3.00%), 4.31%, 7/12/24 (g)	USD	710	$710,589
Diamond US Holding LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.55%, 3/29/24 (b)(g)		586	587,233
Jefferies Finance LLC, Term Loan, (3 mo. LIBOR US + 3.5%), 4.81%, 5/14/20 (b)(g)		1,666	1,661,835
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR US + 4.25%), 5.48%, 6/28/24 (g)		960	969,600
Nomad Foods Europe Midco Ltd., Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 4/18/24 (g)		545	549,088
SAM Finance Luxembourg Sarl, Term Loan, (3 mo. LIBOR US + 3.25%), 4.50%, 12/17/20 (g)		388	389,938

			6,511,166
Diversified Telecommunication Services — 6.8%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR US +2.75%), 4.05%, 1/31/25 (g)		8,105	7,991,043
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR US + 3%), 4.24%, 10/04/23 (g)		692	691,694
Frontier Communications Corp., 2017 Term Loan B1, (3 mo. LIBOR US + 3.75%), 4.98%, 6/15/24 (g)		915	878,016
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 3%), 4.23%, 5/16/24 (g)		930	932,325
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 2/22/24 (g)		5,110	5,129,980
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR US + 2.5%), 3.75%, 2/02/24 (g)		1,781	1,786,324
Telenet International Finance Sarl, Term Loan AI, (1 mo. LIBOR US + 2.75%), 3.98%, 6/30/25 (g)		3,715	3,733,575
Telesat Canada, Term Loan B4, (3 mo. LIBOR US + 3%), 4.30%, 11/17/23 (g)		699	706,091
Virgin Media Investment Holdings Ltd., Term Loan J, (1 mo. LIBOR US + 3.5%), 3.75%, 1/31/26 (g)	GBP	1,101	1,458,625

			23,307,673

Floating Rate Loan Interests	Par (000)		Value
Electric Utilities — 2.7%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 6/23/18 (g)	USD	6,505	$6,550,535
PrimeLine Utility Services LLC, Term Loan, (2 mo. LIBOR US + 5.5%), 6.76%, 11/12/22 (g)		842	838,305
TEX Operations Co. LLC (g):
Exit Term Loan B, (3 mo. LIBOR US + 2.75%), 3.98%, 8/04/23		1,261	1,264,274
Exit Term Loan C, (1 mo. LIBOR US + 2.75%), 3.98%, 8/04/23		288	288,775
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/17 (a)(b)(e)		1,050	—
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR US + 3.25%), 4.48%, 12/14/23 (g)		448	451,005

			9,392,894
Electrical Equipment — 0.7%
Gates Global LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.55%, 4/01/24 (g)		2,469	2,486,834
Energy Equipment & Services — 0.9%
Exgen Texas Power LLC, Term Loan B, (3 mo. LIBOR US + 4.75%), 6.05%, 9/16/21 (g)		526	340,852
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR US + 6%), 7.22%, 3/01/24 (g)		1,567	1,514,114
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 2/21/21 (g)		404	276,342
Weatherford International Ltd., Term Loan, (1 mo. LIBOR US + 2.3%), 3.54%, 7/13/20 (g)		842	813,530

			2,944,838
Food & Staples Retailing — 2.1%
BJ’s Wholesale Club, Inc. (g):
2017 1st Lien Term Loan, (3 mo. LIBOR US + 3.75%), 4.97%, 2/03/24		1,818	1,776,970
2017 2nd Lien Term Loan, (3 mo. LIBOR US + 7.5%), 8.71%, 2/03/25		428	416,765

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Food & Staples Retailing (continued)
Rite Aid Corp. (g):
2nd Lien Term Loan, (1 mo. LIBOR US + 4.75%), 5.99%, 8/21/20 (b)	USD	681	$689,820
2nd Lien Term Loan, (1 mo. LIBOR US + 3.875%), 5.12%, 6/21/21		1,629	1,634,804
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.99%, 6/27/23 (g)		2,563	2,581,120

			7,099,479
Food Products — 3.9%
Albertsons, LLC, 2017 Term Loan B4, (1 mo. LIBOR US + 2.75%), 3.98%, 8/25/21 (g)		1,896	1,890,139
Chobani LLC, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 5.48%, 10/07/23 (g)		1,529	1,538,957
Dole Food Company, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 3%), 4.24%, 4/06/24 (g)		650	654,875
Hostess Brands LLC, 2017 Term Loan, (1 mo. LIBOR US + 2.5%), 3.73%, 8/03/22 (g)		1,692	1,706,557
JBS USA LLC, 2017 Term Loan B, (2 mo. LIBOR US + 2.5%), 3.80%, 10/30/22 (g)		2,284	2,263,089
Pinnacle Foods Finance LLC, 2017 Term Loan B, (1 mo. LIBOR US + 2%), 3.23%, 2/02/24 (g)		1,612	1,618,477
Reddy Ice Corp. (g):
1st Lien Term Loan, (PRIME + 4.5%), 6.88%, 5/01/19		962	948,719
2nd Lien Term Loan, (3 mo. LIBOR US + 9.5%), 10.81%, 11/01/19		328	308,320
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 2/05/23 (g)		2,534	2,544,167

			13,473,300
Health Care Equipment & Supplies — 3.5%
Alere, Inc. (g):
2015 Term Loan A, (1 mo. LIBOR US + 3%), 4.23%, 6/18/20		273	273,386
2015 Term Loan B, (1 mo. LIBOR US + 3.25%), 4.49%, 6/18/22		1,162	1,162,922
Cotiviti Corp., Term Loan B, (3 mo. LIBOR US + 2.5%), 3.80%, 9/28/23 (b)(g)		1,042	1,047,093

Floating Rate Loan Interests	Par (000)		Value
Health Care Equipment & Supplies (continued)
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR US + 3.25%), 4.48%, 6/08/20 (g)	USD	2,803	$2,790,661
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR US + 5%), 6.24%, 6/15/21 (g)		1,685	1,706,677
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR US + 2.75%), 4.05%, 9/24/24 (g)		1,030	1,033,565
National Vision, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 3/12/21 (g)	USD	2,085	2,094,146
Ortho-Clinical Diagnostics, Inc., Term Loan B, (3 mo. LIBOR US + 3.75%), 5.05%, 6/30/21 (g)		2,060	2,067,392

			12,175,842
Health Care Providers & Services — 8.1%
Acadia Healthcare Co., Inc. (g):
Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 2/11/22		287	288,980
Term Loan B2, (1 mo. LIBOR US + 2.75%), 3.98%, 2/16/23		1,305	1,319,403
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR US + 3%), 4.30%, 1/17/22 (g)		1,498	1,506,617
CHG Healthcare Services Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.51%, 6/07/23 (g)		2,084	2,106,545
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR US + 2.75%), 3.95%, 12/31/19 (g)		656	655,448
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR US + 4.75%), 5.93%, 2/07/22 (g)		376	380,061
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 6/24/21 (g)		2,403	2,423,767
Envision Healthcare Corp., 2016 Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 12/01/23 (g)		4,652	4,677,814
Explorer Holdings, Inc., 2016 Term Loan B, (1 mo. LIBOR US +5.00%), 6.30%, 5/02/23 (g)		665	667,214
HC Group Holdings III, Inc., Term Loan B, (1 mo. LIBOR US + 5%), 6.23%, 4/07/22 (b)(g)		880	878,657
HCA, Inc., Term Loan B9, (1 mo. LIBOR US + 2%), 3.23%, 3/17/23 (g)		1,678	1,686,960

8	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Health Care Providers & Services (continued)
Iasis Healthcare LLC, Term Loan B3, (3 mo. LIBOR US + 4%), 5.30%, 2/16/21 (g)	USD	204	$205,510
inVentiv Health, Inc., 2016 Term Loan B, (3 mo. LIBOR US + 3.75%), 4.95%, 11/09/23 (g)		2,515	2,516,586
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 6/07/23 (g)		1,537	1,547,341
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 1/31/21 (g)		294	296,975
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR US + 4.5%), 5.73%, 10/20/22 (g)		999	1,012,534
NVA Holdings, Inc., 1st Lien Term Loan B2, (3 mo. LIBOR US + 3.5%), 4.80%, 8/14/21 (g)		914	919,937
Surgery Center Holdings, Inc. (g):
1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 4.98%, 11/03/20		1,174	1,181,718
2017 Term Loan B, (1 mo. LIBOR US +3.75%), 5.05%, 6/06/24		530	534,638
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 3.98%, 2/06/24 (g)		1,205	1,200,494
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 2/13/23 (g)		1,117	1,128,587
WP CityMD Bidco LLC, 1st Lien Term Loan, (3 mo. LIBOR US + 4%), 5.30%, 5/25/24 (g)		580	582,540

			27,718,326
Health Care Technology — 2.3%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 3/01/24 (g)		5,338	5,367,573
Press Ganey Holdings, Inc. (g):
1st Lien Term Loan, (1 mo. LIBOR US + 3.25%), 4.48%, 10/21/23		836	840,506
2nd Lien Term Loan, (1 mo. LIBOR US + 7.25%), 8.48%, 10/21/24		310	316,587
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 2%), 3.30%, 3/07/24 (g)		1,406	1,415,934

			7,940,600

Floating Rate Loan Interests	Par (000)		Value
Hotels, Restaurants & Leisure — 8.9%
Amaya Holdings BV (g):
2nd Lien Term Loan, (3 mo. LIBOR US + 7%), 8.30%, 8/01/22 (b)	USD	602	$611,347
Repriced Term Loan B, (3 mo. LIBOR US + 3.5%), 4.80%, 8/01/21		1,625	1,631,682
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR US + 2.5%), 3.69%, 9/15/23 (g)		1,224	1,228,654
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR US + 4%), 5.17%, 8/15/20 (g)		1,360	1,371,505
Burger King Newco Unlimited Liability Co., Term Loan B3, (3 mo. LIBOR US + 2.25%), 3.55%, 2/16/24 (g)		3,443	3,441,053
Caesars Entertainment Operating Co., Term Loan B7, 0.00%, 3/01/22 (e)		1,495	1,901,147
Caesars Entertainment Resort Properties LLC, Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 10/11/20 (g)		4,875	4,917,587
Caesars Growth Properties Holdings LLC, 2017 Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 5/08/21 (g)		1,243	1,252,247
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 8/08/21 (g)		852	853,811
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.73%, 4/18/24 (g)		2,221	2,229,047
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (1 mo. LIBOR US +3.75%), 3.75%, 7/26/24 (g)		1,155	1,159,689
ESH Hospitality, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.73%, 8/30/23 (g)		1,985	1,994,633
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR US + 2.5%), 3.73%, 11/30/23 (g)		139	140,388
Gateway Casinos & Entertainment Ltd., Term Loan B1, (3 mo. LIBOR US + 3.75%), 5.05%, 2/22/23 (g)		185	186,156
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR US + 2%), 3.23%, 10/25/23 (g)		1,111	1,116,284
La Quinta Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR US + 2.75%), 4.05%, 4/14/21 (g)		503	506,705

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.32%, 4/05/24 (g)	USD	875	$877,966
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR US + 2.25%), 3.44%, 5/11/24 (b)(g)		838	842,089
Sabre GLBL, Inc., Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 2/22/24 (g)		1,574	1,585,715
Scientific Games International, Inc., 2017 Term Loan B3, (1 mo. LIBOR US + 4%), 5.23%, 10/01/21 (g)		1,174	1,175,292
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.73%, 6/08/23 (g)		522	522,941
Yum! Brands, Inc., 1st Lien Term Loan B, (1 mo. LIBOR US + 2%), 3.23%, 6/16/23 (g)		893	897,567

			30,443,505
Household Products — 0.7%
Spectrum Brands, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 2%), 3.18%, 6/23/22 (g)		2,357	2,369,470
Independent Power and Renewable Electricity Producers — 3.3%
AES Corp., 2017 Term Loan B, (3 mo. LIBOR US + 2%), 3.19%, 5/24/22 (g)		653	651,566
Aria Energy Operating LLC, Term Loan, (1 mo. LIBOR US + 4.5%), 5.73%, 5/27/22 (g)		676	675,804
Calpine Construction Finance Co., LP, Term Loan B1, (1 mo. LIBOR US + 2.25%), 3.49%, 5/03/20 (g)		638	637,241
Calpine Corp. (g):
Term Loan B5, (3 mo. LIBOR US + 2.75%), 4.05%, 1/15/24		686	688,407
Term Loan B6, (3 mo. LIBOR US + 2.75%), 4.05%, 1/15/23		1,300	1,303,854
Term Loan B7, (3 mo. LIBOR US + 2.75%), 4.05%, 5/31/23		471	472,265
Dynegy, Inc., 2017 Term Loan C, (1 mo. LIBOR US + 3.25%), 4.48%, 2/07/24 (g)		1,895	1,903,826
Granite Acquisition, Inc. (g):
Term Loan B, (3 mo. LIBOR US + 4%), 5.30%, 12/19/21		2,021	2,038,751
Term Loan C, (3 mo. LIBOR US + 4%), 5.30%, 12/19/21		91	91,967
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR US + 4.5%), 5.73%, 4/26/24 (g)	USD	1,610	1,614,025

Floating Rate Loan Interests	Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC (g):
2017 Term Loan B1, (1 mo. LIBOR US + 4.00%), 5.23%, 7/15/23	177	$171,171
2017 Term Loan B2, (1 mo. LIBOR US + 4.00%), 5.23%, 4/15/24	354	341,838
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR US + 4.25%), 5.48%, 12/09/21 (b)(g)	666	605,724

		11,196,439
Industrial Conglomerates — 1.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR US + 4%), 5.23%, 11/30/23 (g)	1,805	1,820,500
Duravant LLC (b)(g):
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR US + 3.25%), 4.56%, 7/19/24	60	60,065
1st Lien Term Loan, (1 mo. LIBOR US + 3.25%), 4.56%, 7/19/24	461	462,037
Sequa Corp., 1st Lien Term Loan, (2 mo. LIBOR US + 5.5%), 6.81%, 11/28/21 (g)	920	926,900

		3,269,502
Insurance — 2.7%
Alliant Holdings I, Inc., 2015 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.56%, 8/12/22 (g)	1,708	1,712,526
AmWINS Group, Inc. (g):
2017 2nd Lien Term Loan, (1 mo. LIBOR US + 6.75%), 7.98%, 1/25/25	180	184,050
2017 Term Loan B, (PRIME + 1.75%), 3.98%, 1/25/24	1,149	1,152,259
AssuredPartners, Inc., 2017 Term Loan, (1 mo. LIBOR US + 3.5%), 4.73%, 10/21/22 (g)	961	962,831
Edgewood Partners Insurance Center, 2017 1st Lien Term Loan B, (1 mo. LIBOR US + 5%), 6.23%, 3/16/23 (b)(g)	530	530,000
Hub International Ltd., Term Loan B, (3 mo. LIBOR US + 3.25%), 4.42%, 10/02/20 (g)	722	726,433
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, (1 mo. LIBOR US + 9%), 10.23%, 8/31/21 (h)(g)	720	737,100

10	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Insurance (continued)
Sedgwick Claims Management Services, Inc. (g):
1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 3.98%, 3/01/21	USD	1,137	$1,138,643
2016 1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 3/01/21		525	526,998
2nd Lien Term Loan, (1 mo. LIBOR US + 5.75%), 6.98%, 2/28/22		1,230	1,242,300
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR US + 3.25%), 4.55%, 1/21/22 (b)(g)		450	452,250

			9,365,390
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, (1 mo. LIBOR US + 3.25%), 4.48%, 8/18/23 (g)		488	489,722
Internet Software & Services — 2.2%
Go Daddy Operating Co. LLC, 2017 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.73%, 2/15/24 (g)		2,317	2,326,542
GTT Communications, Inc., 2017 Add on Term Loan B, (1 mo. LIBOR US + 3.25%), 4.50%, 1/09/24 (g)		222	222,662
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US + 3.5%), 4.67%, 5/01/24 (g)		650	650,611
Rackspace Hosting, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US + 3%), 4.17%, 11/03/23 (g)		2,208	2,221,122
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 4.75%, 5/06/24 (g)		955	958,581
Vivid Seats Ltd., 2017 1st Lien Term Loan, (3 mo. LIBOR US + 4%), 5.30%, 6/30/24 (g)		280	282,276
WaveDivision Holdings LLC, Term Loan B, (1 mo. LIBOR US + 2.75%), 3.99%, 10/15/19 (g)		889	890,386

			7,552,180
IT Services — 7.5%
Abacus Innovations Corp., Term Loan B, (1 mo. LIBOR US + 2.25%), 3.50%, 8/16/23 (g)		1,690	1,698,637
Cision US, Inc., Term Loan B, (1 Week LIBOR US + 6%), 7.19%, 6/16/23 (g)		752	758,044

Floating Rate Loan Interests	Par (000)		Value
IT Services (continued)
Cologix, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 3/20/24 (g)	USD	1,082	$1,081,833
First Data Corp. (g) :
2017 Term Loan, (1 mo. LIBOR US + 2.5%), 3.73%, 4/26/24		6,822	6,858,594
2022 Term Loan, (1 mo. LIBOR US + 2.25%), 3.48%, 7/08/22		512	513,641
Term Loan A, (1 mo. LIBOR US + 2%), 3.23%, 6/02/20 (b)		388	390,343
IG Investment Holdings LLC, 2017 Term Loan, (3 mo. LIBOR US + 4%), 5.30%, 10/31/21 (g)		1,685	1,697,021
NeuStar, Inc. (g):
Term Loan B1, (1 mo. LIBOR US + 3.25%), 3.25%, 8/28/19		174	176,352
Term Loan B2, (1 mo. LIBOR US + 3.75%), 5.05%, 2/28/24		476	481,355
Optiv Security, Inc. (g):
1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.44%, 2/01/24		2,271	2,263,894
2nd Lien Term Loan, (3 mo. LIBOR US + 7.25%), 8.44%, 2/01/25		700	696,040
Peak 10, Inc. (g):
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.50%), 3.50%, 7/18/24		840	843,150
2017 2nd Lien Term Loan, (1 mo. LIBOR US + 7.25%), 8.25%, 7/18/25		995	1,009,925
TKC Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR US + 4.25%), 5.48%, 2/01/23 (g)		1,402	1,409,812
Vantiv LLC, 2014 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.72%, 10/14/23 (g)		671	676,085
VF Holding Corp., Reprice Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 6/30/23 (g)		2,943	2,957,476
WEX Inc., 2017 Term Loan B2, (1 mo. LIBOR US + 2.75%), 3.98%, 6/30/23 (g)		2,307	2,330,413

			25,842,615
Leisure Products — 0.1%
Melissa & Doug LLC, 2017 Term Loan B, (3 mo. LIBOR US + 4.5%), 5.80%, 6/19/24 (b)(g)		495	502,425

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Life Sciences Tools & Services — 0.3%
Albany Molecular Research, Inc. (g):
2017 1st Lien Term Loan, (1 mo. LIBOR US + 7.00%), 8.24%, 7/19/24	USD	800	$806,000
2017 2nd Lien Term Loan, (1 mo. LIBOR US + 3.25%), 4.49%, 7/19/25 (b)		360	366,300

			1,172,300
Machinery — 2.7%
Clark Equipment Co., 2017 Term Loan B, (3 mo. LIBOR US + 2.75%), 3.93%, 5/18/24 (g)		748	752,801
Columbus McKinnon Corp., Term Loan B, (3 mo. LIBOR US + 3%), 4.30%, 1/31/24 (g)		134	135,324
Faenza Acquisition GmbH (g):
Term Loan B1, (3 mo. LIBOR US + 2.75%), 3.95%, 8/30/20		574	578,227
Term Loan B3, (3 mo. LIBOR US + 2.75%), 3.95%, 8/30/20		175	175,953
Gardner Denver, Inc., Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 7/30/20 (g)		1,007	1,011,772
Hayward Industries, Inc., Term Loan B, 1.00%, 7/18/24 (g)		583	587,694
Infiltrator Systems, Inc., 2016 Term Loan B, (3 mo. LIBOR US + 3.5%), 4.80%, 5/27/22 (g)		1,206	1,215,175
Manitowoc Foodservice, Inc., 2016 Term Loan B, (1 mo. LIBOR US + 3%), 4.23%, 3/03/23 (g)		70	70,956
Mueller Water Products, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 2.5%), 3.73%, 11/25/21 (g)		488	492,123
Navistar International Corp., 2017 Term Loan B, (1 mo. LIBOR US + 4%), 5.23%, 8/07/20 (g)		582	587,896
Rexnord LLC, 2016 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 8/21/23 (g)		1,329	1,335,328
Signode Industrial Group US, Inc., Term Loan B, (3 mo. LIBOR US + 2.75%), 3.98%, 5/04/21 (g)		543	544,344
Silver II US Holdings LLC, Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 12/13/19 (g)		494	493,176
Tecomet, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3.75%), 4.92%, 5/02/24 (g)		595	598,719

Floating Rate Loan Interests	Par (000)		Value
Machinery (continued)
Wabash National Corp., 2017 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.99%, 3/18/22 (g)	USD	782	$784,304

			9,363,792
Media — 13.2%
Acosta Holdco, Inc., 2015 Term Loan, (1 mo. LIBOR US + 3.25%), 4.48%, 9/26/21 (g)		385	350,195
Altice Financing SA, 2017 Term Loan B, (3 mo. LIBOR US + 2.75%), 4.05%, 7/15/25 (g)		623	624,529
Altice US Finance I Corp., 2017 Term Loan, (3 mo. LIBOR US + 2.25%), 3.48%, 7/28/25 (g)		4,000	3,987,841
CBS Radio, Inc., Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 10/17/23 (b)(g)		608	609,466
Charter Communications Operating LLC, 2016 Term Loan I Add, (1 mo. LIBOR US + 2.25%), 3.48%, 1/15/24 (g)		3,920	3,946,524
CSC Holdings LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR US + 2.25%), 3.48%, 7/17/25 (g)		2,618	2,611,672
Delta 2 (LUX) Sarl, 2017 Term Loan B1, 1.00%, 2/01/24 (g)		90	90,000
DHX Media Ltd., Term Loan B, (1 mo. LIBOR US + 3.75%), 4.98%, 12/29/23 (g)		485	487,425
Entercom Radio LLC, 2016 Term Loan, (1 mo. LIBOR US + 3.5%), 4.72%, 11/01/23 (g)		324	325,328
Getty Images, Inc., Term Loan B, (1 Week LIBOR US + 3.5%), 4.80%, 10/18/19 (g)		242	225,279
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.72%, 2/07/24 (g)		398	399,660
Hemisphere Media Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 2/08/24 (b)(g)		973	978,115
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, (1 mo. LIBOR US + 3%), 4.23%, 5/31/21 (g)		1,478	1,427,772
iHeartCommunications, Inc. (g):
Extended Term Loan E, (1 mo. LIBOR US + 7.5%), 8.73%, 7/30/19		315	253,181
Term Loan D, (1 mo. LIBOR US + 6.75%), 7.98%, 1/30/19		3,806	3,072,188

12	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan B2, (3 mo. LIBOR US + 2.75%), 4.00%, 6/30/19 (g)	USD	4,227	$4,212,732
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US + 3.25%), 4.49%, 12/01/23 (b)(g)		1,114	1,125,037
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, (3 mo. LIBOR US + 3.5%), 4.80%, 1/07/22 (g)		735	726,121
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR US + 2.25%), 3.50%, 10/31/23 (g)		294	295,470
Mediacom Illinois LLC, Term Loan K, (1 Week LIBOR US + 2.25%), 3.45%, 2/15/24 (g)		495	497,209
Mission Broadcasting, Inc., 2017 Term Loan B2, (3 mo. LIBOR US + 2.5%), 3.74%, 1/17/24 (g)		254	256,188
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (3 mo. LIBOR US + 2.5%), 3.74%, 1/17/24 (g)		2,079	2,096,245
Numericable US LLC, Term Loan B10, (3 mo. LIBOR US + 3.25%), 4.56%, 1/14/25 (g)		517	518,988
PSAV Holdings LLC, Term Loan B, (3 mo. LIBOR US + 3.5%), 4.67%, 4/27/24 (g)		1,135	1,142,094
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 2/01/24 (g)		633	624,272
SBA Senior Finance II LLC, Term Loan B1, (1 mo. LIBOR US + 2.25%), 3.49%, 3/24/21 (g)		2,662	2,676,183
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR US + 2.25%), 3.49%, 1/03/24		631	631,977
Trader Corp., 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.54%, 9/28/23		963	962,183
Tribune Media Co., Term Loan C, (1 mo. LIBOR US + 3%), 4.23%, 1/27/24 (g)		2,378	2,384,783
Unitymedia Hessen GmbH & Co. KG, Term Loan B, (1 mo. LIBOR US + 2.75%), 2.25%, 9/30/25 (g)		1,245	1,242,087
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR US + 2.75%), 3.98%, 3/15/24 (g)		1,377	1,371,067
Virgin Media Bristol LLC, Term Loan I, (1 mo. LIBOR US + 2.75%), 3.98%, 1/31/25 (g)		2,415	2,426,785

Floating Rate Loan Interests	Par (000)		Value
Media (continued)
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, (1 mo. LIBOR US + 3.25%), 4.49%, 5/06/21 (g)	USD	149	$150,183
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR US + 2.5%), 3.73%, 4/15/25 (g)		2,585	2,588,231

			45,317,010
Metals & Mining — 0.1%
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, (3 mo. LIBOR US + 5.5%), 6.70%, 9/30/23 (g)		457	461,686
Multiline Retail — 0.5%
Hudson’s Bay Co., 2015 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.55%, 9/30/22 (g)		1,361	1,295,000
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR US + 3.25%), 4.47%, 10/25/20 (g)		324	239,073

			1,534,073
Oil, Gas & Consumable Fuels — 4.1%
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR US + 4.25%), 5.51%, 6/24/24 (g)		1,085	1,089,069
California Resources Corp. (g):
Second Out Term Loan, (1 mo. LIBOR US + 10.375%), 11.60%, 12/31/21		1,860	2,000,147
Term Loan A, (1 mo. LIBOR US + 3%), 4.23%, 10/01/19 (b)		1,438	1,365,927
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR US + 7.5%), 8.69%, 8/23/21 (g)		1,292	1,386,025
CITGO Holding, Inc., 2015 Term Loan B, (3 mo. LIBOR US + 8.5%), 9.80%, 5/12/18 (g)		647	656,188
Drillships Financing Holding, Inc., Term Loan B1, (PRIME + 4%), 8.25%, 3/31/21 (g)		627	435,240
Energy Transfer Equity LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.97%, 2/02/24 (g)		1,891	1,897,795
EWT Holdings III Corp., 1st Lien Term Loan, (3 mo. LIBOR US + 3.75%), 5.05%, 1/15/21 (g)		1,013	1,015,783

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	13

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 2017 Term Loan B, (PRIME + 2.5%), 4.73%, 12/31/23 (g)	USD	1,404	$1,396,103
Moxie Patriot LLC, Term Loan B1, (3 mo. LIBOR US + 5.75%), 7.05%, 12/19/20 (g)		211	194,333
PowerTeam Services LLC (g):
1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 5/06/20		304	302,819
2nd Lien Term Loan, (3 mo. LIBOR US + 7.25%), 8.55%, 11/06/20		285	283,931
Ultra Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.22%, 4/12/24 (g)		457	458,714
Veresen Midstream LP, 2017 Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 3/31/22 (g)		1,673	1,681,993

			14,164,067
Personal Products — 0.7%
Nature’s Bounty Co., 2017 Term Loan B, (3 mo. LIBOR US + 3.5%), 4.80%, 5/05/23 (g)		341	341,530
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR US + 2.75%), 3.98%, 1/26/24 (g)		1,196	1,201,631
Revlon Consumer Products Corp., 2016 Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 9/07/23 (g)		845	762,338

			2,305,499
Pharmaceuticals — 3.5%
Akorn, Inc., Term Loan B, (1 mo. LIBOR US + 4.25%), 5.50%, 4/16/21 (b)(g)		1,535	1,556,411
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR US + 2.25%), 3.44%, 1/31/25 (g)		3,501	3,519,466
Jaguar Holding Co. II, 2015 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 8/18/22 (g)		3,896	3,921,056
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, (1 mo. LIBOR US + 4.75%), 5.98%, 4/01/22 (g)		2,815	2,867,150

			11,864,083

Floating Rate Loan Interests	Par (000)		Value
Professional Services — 2.2%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 7/23/21 (g)	USD	1,073	$1,048,797
Information Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 5.48%, 1/18/24 (g)		479	482,190
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR US + 6.5%), 7.80%, 11/14/22 (b)(g)		501	503,987
Sterling Infosystems, Inc., 1st Lien Term Loan B, (1 mo. LIBOR US + 4.25%), 5.55%, 6/20/22 (g)		1,176	1,181,763
TransUnion LLC, Term Loan B2, (1 mo. LIBOR US + 2.5%), 3.73%, 4/09/23 (g)		4,450	4,456,287

			7,673,024
Real Estate Investment Trusts (REITs) — 1.4%
Capital Automotive LP, 2017 1st Lien Term Loan, (3 mo. LIBOR US + 3%), 4.24%, 3/24/24 (g)		475	479,394
Communications Sales & Leasing, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 3%), 4.23%, 10/24/22 (g)		1,452	1,454,967
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 4/25/23 (g)		2,846	2,856,070

			4,790,431
Real Estate Management & Development — 0.8%
DTZ US Borrower LLC, 2015 1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.56%, 11/04/21 (g)		844	847,699
Realogy Corp. (g):
2017 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 7/20/22		1,406	1,412,398
Term Loan A, (1 mo. LIBOR US + 2%), 3.23%, 10/23/20		646	645,928

			2,906,025
Road & Rail — 0.2%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (PRIME + 2.5%), 4.73%, 6/13/23 (g)		764	767,504
Semiconductors & Semiconductor Equipment — 0.6%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 8/16/22 (b)(g)		503	506,063

14	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR US + 2.5%), 3.72%, 5/12/24 (b)(g)	USD	253	$253,161
Microsemi Corp., 2015 Term Loan B, (3 mo. LIBOR US + 2.25%), 3.55%, 1/15/23 (g)		252	253,280
ON Semiconductor Corporation, 2017 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 3/31/23 (g)		499	501,012
Versum Materials, Inc., Term Loan, (3 mo. LIBOR US + 2.5%), 3.80%, 9/29/23 (g)		586	590,517

			2,104,033
Software — 12.6%
Almonde, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US + 7.25%), 8.46%, 6/13/25 (g)		512	525,332
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US + 4.25%), 5.55%, 12/20/22 (b)(g)		678	685,931
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR US + 4%), 5.23%, 9/10/22 (g)		2,221	2,235,160
CCC Information Services, Inc. (g):
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.24%, 4/27/24		566	566,929
2017 2nd Lien Term Loan, (1 mo. LIBOR US + 6.75%), 7.98%, 4/27/25		320	329,002
Dell, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.5%), 3.74%, 9/07/23 (g)		1,583	1,592,018
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR US + 3.75%), 4.94%, 5/28/24 (g)		1,344	1,359,792
DTI Holdco, Inc., 2016 Term Loan B, (2 mo. LIBOR US + 5.25%), 6.51%, 9/30/23 (g)		894	870,490
Hyland Software, Inc. (g):
2017 2nd Lien Term Loan, (1 mo. LIBOR US + 7%), 8.23%, 7/07/25		260	263,900
2017 Term Loan, (1 mo. LIBOR US + 3.25%), 4.48%, 7/01/22 (b)		897	906,579
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR US + 2.75%), 4.05%, 2/01/22 (g)		2,293	2,293,248

Floating Rate Loan Interests	Par (000)		Value
Software (continued)
Informatica Corp., Term Loan, (3 mo. LIBOR US + 3.5%), 4.80%, 8/05/22 (g)	USD	2,034	$2,040,007
IPS Corp., 2016 1st Lien Term Loan, (1 mo. LIBOR US + 5.25%), 6.48%, 12/20/23 (b)(g)		393	394,990
IQOR US, Inc., Term Loan B, (3 mo. LIBOR US + 5%), 6.30%, 4/01/21 (g)		795	790,403
Kronos, Inc. (g):
2017 Term Loan B, (3 mo. LIBOR US + 3.5%), 4.68%, 11/01/23		2,821	2,853,790
2nd Lien Term Loan, (3 mo. LIBOR US + 8.25%), 9.42%, 11/01/24		1,045	1,083,320
LANDesk Group, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 4.25%), 5.49%, 1/20/24 (g)		244	242,538
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR US + 2.75%), 3.98%, 6/21/24 (g)		160	160,431
Misys Europe SA, 1st Lien Term Loan, (3 mo. LIBOR US + 3.5%), 4.74%, 6/13/24 (g)		1,800	1,814,004
Mitchell International, Inc. (g):
1st Lien Term Loan, (3 mo. LIBOR US + 3.5%), 4.76%, 10/13/20		1,300	1,304,963
2nd Lien Term Loan, (3 mo. LIBOR US + 7.5%), 8.81%, 10/11/21		1,000	1,007,920
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3.5%), 4.81%, 4/26/24 (g)		2,069	2,064,469
Project Leopard Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 5.5%), 6.76%, 7/07/23 (b)(g)		535	540,350
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 10/12/23 (g)		1,358	1,373,654
Seattle Spinco, Inc., Term Loan B3, (3 mo. LIBOR US + 2.75%), 4.03%, 6/21/24 (g)		1,083	1,083,432
SolarWinds Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR US + 3.5%), 4.73%, 2/05/23 (g)		1,980	1,993,495
Solera LLC, Term Loan B, (2 mo. LIBOR US + 3.25%), 4.51%, 3/03/23 (g)		2,458	2,473,172
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.55%, 9/30/22 (g)		2,233	2,236,330

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	15

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

+Floating Rate Loan Interests	Par (000)		Value
Software (continued)
SS&C Technologies, Inc. (g):
2017 Term Loan B1, (1 mo. LIBOR US + 2.25%), 3.48%, 7/08/22	USD	2,834	$2,849,324
2017 Term Loan B2, (1 mo. LIBOR US + 2.25%), 3.48%, 7/08/22		160	161,262
Synchronoss Technologies, Inc., Term Loan, (3 mo. LIBOR US + 4.5%), 5.76%, 1/19/24 (g)		514	509,541
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 5/01/24 (g)		2,050	2,065,806
Tibco Software Inc., Repriced Term Loan B, (1 mo. LIBOR US + 3.5%), 5.73%, 12/04/20 (g)		1,405	1,411,230
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR US + 4.5%), 5.80%, 1/27/23 (g)		1,117	1,129,489

			43,212,301
Specialty Retail — 1.5%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR US + 4%), 5.23%, 7/01/22 (g)		571	446,092
Bass Pro Group LLC, Asset Sale Term Loan, (3 mo. LIBOR US + 4.75%), 6.05%, 6/09/18 (g)		410	410,771
Leslie’s Poolmart, Inc., 2016 Term Loan, (2 mo. LIBOR US + 3.75%), 5.06%, 8/16/23 (g)		685	688,823
Michaels Stores, Inc., 2016 Term Loan B1, (1 mo. LIBOR US + 2.75%), 3.98%, 1/30/23 (g)		1,235	1,234,920
Party City Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR US + 3%), 4.30%, 8/19/22 (g)		1,201	1,205,052
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.31%, 1/26/23 (g)		1,034	934,868
PetSmart, Inc., Term Loan B2, (1 mo. LIBOR US + 3%), 4.23%, 3/11/22 (g)		112	105,937
Things Remembered, Inc., 2016 Term Loan, (PIK + 11.00%), 1.00%, 2/29/20 (b)(g)		610	91,524

			5,117,987
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., 2017 Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 4/29/23 (g)		904	909,570

Floating Rate Loan Interests	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR US + 5.5%), 6.80%, 8/12/22 (b)(g)	USD	1,482	$1,494,824
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., Term Loan B, (1 mo. LIBOR US + 2.75%), 3.98%, 10/01/22 (g)		860	865,725
HD Supply Waterworks Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.00%), 4.31%, 8/01/24 (g)		730	734,336
HD Supply, Inc. (g):
Incremental Term Loan B1, (3 mo. LIBOR US + 2.75%), 4.05%, 8/13/21		1,464	1,467,579
Incremental Term Loan B2, (3 mo. LIBOR US + 2.75%), 4.05%, 10/17/23		620	624,580
Nexeo Solutions LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.75%), 5.05%, 6/09/23 (g)		154	155,437

			3,847,657
Transportation — 0.2%
Gruden Acquisition, Inc., 2017 Term Loan, (1 mo. LIBOR US + 5.5%), 6.80%, 8/18/22 (g)		768	740,449
Wireless Telecommunication Services — 2.8%
GEO Group, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.25%), 3.48%, 3/22/24 (g)		1,497	1,498,191
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20 (h)(g)		5,027	4,870,140
LTS Buyer LLC, 1st Lien Term Loan, (3 mo. LIBOR US + 3.25%), 4.55%, 4/13/20 (g)		3,306	3,316,935

			9,685,266
Total Floating Rate Loan Interests — 138.9%			477,584,473

Other Interests (i)	Investment Value (000)
Auto Components — 0.0%
Lear Corp. Escrow (b)		500	5

16	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Rights	Shares	Value
Electric Utilities — 0.0%
Tex Energy LLC (b)	28,645	$30,142

Warrants
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring) (b)	135	—
Metals & Mining — 0.0%
AFGlobal Corp. (b)	2,642	—
Software — 0.0%
Bankruptcy Management Solutions, Inc (b)
(Expires 07/01/18)	174	—
(Expires 07/01/19)	187	—
(Expires 07/01/20)	284	—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $21.14) (b)	1,493	405
Total Warrants — 0.0%		405
Total Long-Term Investments (Cost — $510,194,009) — 148.9%		512,076,791

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (j)(k)	475,976	475,976
Total Short-Term Securities (Cost — $475,976) — 0.1%		475,976
Options Purchased (Cost — $62,430) — 0.0%		13,075
Total Investments (Cost — $510,732,415*) — 149.0%		512,565,842
Liabilities in Excess of Other Assets — (49.0)%		(168,678,755)

Net Assets — 100.0%		$343,887,087

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$510,798,314

Gross unrealized appreciation	$4,844,642
Gross unrealized depreciation	(3,077,114)

Net unrealized appreciation	$1,767,528

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	17

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Floating rate security. Rate shown is the rate in effect as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	When-issued security.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Shares Purchased	Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,275,589	—	(6,799,613)[2]	475,976	$475,976	$7,055	$11	—
iShares iBoxx $ High Yield Corporate Bond ETF	16,868	—	(16,868)	—	—	6,508	2,164	—
Total					$475,976	$13,563	$2,175	—

(k)	Current yield as of period end.

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

For Trust compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GBP	British Pound
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	1,365,693	GBP	1,052,000	Barclays Bank PLC	8/03/17	$(22,362)
USD	1,377,867	GBP	1,049,000	HSBC Bank USA N.A.	9/06/17	(7,775)
Net Unrealized Depreciation						$(30,137)

18	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

OTC Interest Rate Swaptions Purchased
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 9/03/27	JPMorgan Chase Bank N.A.	9/01/17	2.65%	3-Month LIBOR	Quarterly	2.65%	Semi-Annual	USD	1,800	$267
10-Year Interest Rate Swap, 9/03/27	JPMorgan Chase Bank N.A.	9/01/17	2.75%	3-Month LIBOR	Quarterly	2.75%	Semi-Annual	USD	1,800	89
10-Year Interest Rate Swap, 12/10/27	JPMorgan Chase Bank N.A.	12/08/17	2.48%	3-Month LIBOR	Quarterly	2.48%	Semi-Annual	USD	900	6,424
10-Year Interest Rate Swap, 12/10/27	JPMorgan Chase Bank N.A.	12/08/17	2.78%	3-Month LIBOR	Quarterly	2.78%	Semi-Annual	USD	2,700	5,861
10-Year Interest Rate Swap, 12/10/27	JPMorgan Chase Bank N.A.	12/08/17	2.78%	3-Month LIBOR	Quarterly	2.78%	Semi-Annual	USD	200	434
Total										$13,075

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	26	12/14/19	USD	942.86	USD	—	—

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	Quarterly	6/20/22	B+	USD	1,533	$116,798	$105,904	$10,894
[1] Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	19

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,605,765	—	$6,605,765
Common Stocks	—	166,337	$1,499	167,836
Corporate Bonds	—	27,688,165	—	27,688,165
Floating Rate Loan Interests	—	452,498,496	25,085,977	477,584,473
Other Interests	—	—	5	5
Rights	—	—	30,142	30,142
Warrants	—	—	405	405
Short-Term Securities	$475,976	—	—	475,976
Options Purchased
Interest rate contracts	—	13,075	—	13,075
Unfunded Floating Rate Loan Interests[1]	—	2,119	—	2,119

Total	$475,976	$486,973,957	$25,118,028	$512,567,961

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$10,894	—	$10,894
Liabilities:
Foreign currency exchange contracts	—	(30,137)	—	(30,137)

Total	—	$(19,243)	—	$(19,243)

20	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]	Derivative financial instruments are swaps and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $146,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening Balance, as of October 31, 2016	$1,497,774	$1,232,177	$13,080	$22,427,576	$5	—	$4,350	$25,174,962
Transfers into Level 3[1]	—	—	—	8,217,078	—	—	—	8,217,078
Transfers out of Level 3[2]	(1,497,774)	—	—	(6,282,441)	—	—	—	(7,780,215)
Other[3]	—	—	—	—	—	—	—	—
Accrued discounts (premiums)	—	—	—	65,869	—	—	—	65,869
Net realized gain (loss)	—	875,504	—	(383,063)	—	—	—	492,441
Net change in unrealized appreciation (depreciation)[4]	—	(478,585)	(13,080)	394,945	—	$30,142	(3,182)	(69,760)
Purchases	—	—	—	12,831,303	—	—	—	12,831,303
Sales	—	(1,629,090)	—	(12,183,799)	—	—	(763)	(13,813,652)

Closing Balance, as of July 31, 2017		$6	—	$25,087,468	$5	$30,142	$405	$25,118,026

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[1]	—	—	$(13,080)	$(76,356)	—	$30,142	$(3,182)	$(62,476)

[1]    As of October 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Certain Level 3 investments were re-classified between Common Stocks and Floating Rate Loan Interests.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2017	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Floating Rate Income Trust

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Floating Rate Income Trust

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Floating Rate Income Trust

Date: September 25, 2017